Shareholder Report, Holdings (Details) - C000093165	Jun. 30, 2025
Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Industrial - Other
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%